Document and Entity Information	Dec. 11, 2020
Prospectus:
Document Type	497
Document Period End Date	Dec. 11, 2020
Entity Registrant Name	MFS SERIES TRUST XII
Entity Central Index Key	0001330967
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 11, 2020
Document Effective Date	Dec. 11, 2020
Prospectus Date	Aug. 28, 2020
MFS® Lifetime® 2050 Fund | R6
Prospectus:
Trading Symbol	MFFKX
MFS® Lifetime® 2050 Fund | R4
Prospectus:
Trading Symbol	MFFPX
MFS® Lifetime® 2050 Fund | R3
Prospectus:
Trading Symbol	MFFOX
MFS® Lifetime® 2050 Fund | R2
Prospectus:
Trading Symbol	MFFNX
MFS® Lifetime® 2050 Fund | R1
Prospectus:
Trading Symbol	MFFMX
MFS® Lifetime® 2050 Fund | I
Prospectus:
Trading Symbol	MFFIX
MFS® Lifetime® 2050 Fund | C
Prospectus:
Trading Symbol	MFFDX
MFS® Lifetime® 2050 Fund | B
Prospectus:
Trading Symbol	MFFRX
MFS® Lifetime® 2050 Fund | A
Prospectus:
Trading Symbol	MFFSX
MFS® Lifetime® 2055 Fund | R6
Prospectus:
Trading Symbol	LFIKX
MFS® Lifetime® 2055 Fund | R4
Prospectus:
Trading Symbol	LFIUX
MFS® Lifetime® 2055 Fund | R3
Prospectus:
Trading Symbol	LFITX
MFS® Lifetime® 2055 Fund | R2
Prospectus:
Trading Symbol	LFISX
MFS® Lifetime® 2055 Fund | R1
Prospectus:
Trading Symbol	LFIRX
MFS® Lifetime® 2055 Fund | I
Prospectus:
Trading Symbol	LFIIX
MFS® Lifetime® 2055 Fund | C
Prospectus:
Trading Symbol	LFICX
MFS® Lifetime® 2055 Fund | B
Prospectus:
Trading Symbol	LFIBX
MFS® Lifetime® 2055 Fund | A
Prospectus:
Trading Symbol	LFIAX
MFS® Lifetime® 2060 Fund | R6
Prospectus:
Trading Symbol	MFJKX
MFS® Lifetime® 2060 Fund | R4
Prospectus:
Trading Symbol	MFJUX
MFS® Lifetime® 2060 Fund | R3
Prospectus:
Trading Symbol	MFJTX
MFS® Lifetime® 2060 Fund | R2
Prospectus:
Trading Symbol	MFJGX
MFS® Lifetime® 2060 Fund | R1
Prospectus:
Trading Symbol	MFJEX
MFS® Lifetime® 2060 Fund | I
Prospectus:
Trading Symbol	MFJIX
MFS® Lifetime® 2060 Fund | C
Prospectus:
Trading Symbol	MFJCX
MFS® Lifetime® 2060 Fund | B
Prospectus:
Trading Symbol	MFJBX
MFS® Lifetime® 2060 Fund | A
Prospectus:
Trading Symbol	MFJAX